ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - Healthscope Limited (Healthscope) $ in Billions	6 Months Ended
Jun. 30, 2019 USD ($) property
Disclosure of detailed information about business combination [line items]
Proceeds from sale and leaseback transaction | $	$ 1.7
Number of properties in sale and leaseback transaction | property	22